Commitments and Contingencies - Summary of Contractual Obligations (Parenthetical) (Detail) kr in Millions				12 Months Ended
	Mar. 22, 2019 USD ($)	Feb. 19, 2019 USD ($)	Jan. 08, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 NOK (kr)
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture				$ 42,500,000
Ethylene Marine Export Terminal [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture				41,000,000
Ethylene Marine Export Terminal [Member] | Scenario, Forecast [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Investment in equity accounted joint venture	$ 10,000,000	$ 3,500,000	$ 18,000,000
Remaining contributions required		$ 61,000,000	$ 92,500,000
2018 Bonds [Member] | NORWAY [Member]
Contractual Obligation Fiscal Year Maturity [Line Items]
Outstanding secured borrowings				$ 71,700,000	kr 600
Outstanding secured borrowings, maturity year				2023
Outstanding secured borrowings ,interest rate				6.608%	6.608%
Outstanding secured borrowings ,interest rate terms				6.608% plus 3-month U.S. LIBOR